Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Registrant CIK	0001997403
Fiscal Year End	--12-31
Document Period Start Date	Jan. 01, 2024
Document Type	20-F/A
Registration Statement Amendment Number	2
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41852
Entity Registrant Name	ZenaTech, Inc.
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	777 Hornby Street
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6Z 1S4
Entity Address, Address Description	Address of principal executive offices
Contact Personnel Fax Number	(647) 249-1622
Contact Personnel Email Address	Shaun@Zenatech.com
Title of 12(b) Security	Common Stock Shares, $0.30 par value
Trading Symbol	ZENA
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	22,501,124
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Auditor Name	Bansal & Co. LLP
Auditor Firm ID	2807
Auditor Location	New Delhi, India
Business Contact
Entity Address, Address Line One	777 Hornby Street
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6Z 1S4
Entity Address, Address Description	Name, Telephone, Email and/or Facsimile number and Address of Company Contact Person
Contact Personnel Name	Shaun Passley, PhD
Contact Personnel Fax Number	(647) 249-1622
Contact Personnel Email Address	Shaun@Zenatech.com